Subsequent Events	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
SUBSEQUENT EVENTS [Text Block]
NOTE 17: SUBSEQUENT EVENTS
On August 13, 2012, the Board of Directors declared a quarterly cash dividend in respect of the second quarter of 2012 of $0.05 per share of common stock payable on October 3, 2012 to stockholders of record as of September 19, 2012. The declaration and payment of any further dividends remains subject to the discretion of the Board and will depend on, among other things, Navios Acquisition's cash requirements as measured by market opportunities and restrictions under its credit agreements and other debt obligations and such other factors as the Board may deem advisable.

On July 31, 2012, Navios Acquisition took delivery of the Nave Atria, a 50,000 dwt MR2 product tanker, from a South Korean shipyard. The vessel is chartered-out at net daily charter rate of $13 per day for a period of three years plus two one year options. The charter contract also provides for 50% profit sharing.